LOANS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
LOANS [Text Block]

13. Loans

a) In June 2018, as part of the closing of the acquisition of Devon, the Company issued an unsecured non-interest bearing note in the amount $265,000, payable on demand, in satisfaction of the non-share component of the consideration for the Devon acquisition. As at December 31, 2020, the balance of $11,650 was outstanding (December 31, 2019 - $27,274).

b) In May 2020, the Company received a $29,352 (Cdn$40,000) line of credit ("CEBA LOC") with Toronto-Dominion Bank under the Canada Emergency Business Account ("CEBA") program funded by the Government of Canada. The CEBA LOC is non-interest bearing, can be repaid at any time without penalty.

On January 1, 2021, the outstanding balance of the CEBA LOC will automatically convert to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2022, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. If on December 31, 2022, the Compny exercises the option for a 3-year extension, 5% interest during the term extension period will aply on any balance remaining.

The Company recorded the CEBA LOC upon initial recognition at its fair value of $24,146 (Cdn$32,906) using an effective interest rate of 3.45%. The difference of $5,201 (Cdn$7,094) between the fair value and the total amount of CEBA LOC received has been recorded as a fair value gain on loans advanced in the consolidated statement of loss and comprehensive loss. During the year ended December 31, 2020, interest of $623 (Cdn$835) has been accreted on the CEBA LOC and is included within "interest and bank expenses" in the consolidated statement of loss and comprehensive loss (years ended December 31, 2019 and 2018 - $Nil).

As at December 31, 2020, the CEBA LOC is valued at $26,501 (Cdn$33,741) (December 31, 2019 - $Nil (Cdn$Nil)).